Employee Benefit Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Plan 2020 - 2023 [member]
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2020 - 2023
At its meeting held on November 10, 2020, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2020-2023 effective for 3 years from July 1, 2020.

	2025	2024	2023
Amount at the beginning of the fiscal year	-	-	350,796
- Granted	-	-	-
- Settled	-	-	(271,817)
- Expired	-	-	(78,979)

Amount at the end of the fiscal year	-	-	-

Expense recognized during the fiscal year	-	-	-	(1)

(1)	Registered value less than 1.

Plan 2021 - 2024 [member]
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2021 - 2024
At its meeting held on September 23, 2021, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2021-2024 effective for 3 years from July 1, 2021.

	2025	2024	2023
Amount at the beginning of the fiscal year	-	478,097	818,823
- Granted	-	-	50,037
- Settled	-	(394,359)	(367,371)
- Expired	-	(83,738)	(23,392)

Amount at the end of the fiscal year	-	-	478,097

Expense recognized during the fiscal year	-	5	17

Plan 2022 - 2025 [member]
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2022 - 2025
At its meeting held on September 15, 2022, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2022-2025 effective for 3 years from August 1, 2022.

	2025	2024	2023
Amount at the beginning of the fiscal year	297,336	641,161	962,150
- Granted	622	890	69,176
- Settled	(267,819)	(301,392)	(320,649)
- Expired	(30,139)	(43,323)	(69,516)

Amount at the end of the fiscal year	-	297,336	641,161

Expense recognized during the fiscal year	1	2	2

Plan 2023 - 2026 [member]
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2023 - 2026
At its meeting held on August 16, 2023, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2023-2026 effective for 3 years from August 1, 2023.

	2025	2024	2023
Amount at the beginning of the fiscal year	436,175	720,368	-
- Granted	3,429	48,785	778,756
- Settled	(218,192)	(260,960)	(7,473)
- Expired	(14,444)	(72,018)	(50,915)

Amount at the end of the fiscal year	206,968	436,175	720,368

Expense recognized during the fiscal year	3	3	1

Plan 2025 - 2028 [member]
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2025 - 2028
At its meeting held on October 9, 2025, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2025-2028 effective for 3 years from August 1, 2025.

	2025	2024	2023
Amount at the beginning of the fiscal year	-	-	-
- Granted	676,090	-	-
- Settled	-	-	-
- Expired	-	-	-

Amount at the end of the fiscal year	676,090	-	-

Expense recognized during the fiscal year	4	-	-

Plan 2024 - 2027 [member]
Disclosure of defined benefit plans [line items]
Summary of Share Based Benefit Plan
Plan 2024 - 2027
At its meeting held on August 7, 2024, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2024-2027 effective for 3 years from August 1, 2024.

	2025	2024	2023
Amount at the beginning of the fiscal year	1,002,892	-	-
- Granted	19,181	1,002,892	-
- Settled	(388,274)	-	-
- Expired	(32,039)	-	-

Amount at the end of the fiscal year	601,760	1,002,892	-

Expense recognized during the fiscal year	6	2	-